Prepaid Forward Gold Contract Liability	12 Months Ended
Dec. 31, 2019
Forward Gold Sales Contract Liability [Abstract]
PREPAID FORWARD GOLD CONTRACT LIABILITY

NOTE 3 – PREPAID FORWARD GOLD CONTRACT LIABILITY

During the first quarter of 2019, the Company entered into and closed a Pre-Paid Forward Gold Purchase Agreement (the "Purchase Agreement") with PDK Utah Holdings L.P. ("PDK") for the sale and purchase by PDK of gold produced from the Company's mining property. Under the terms of the original Purchase Agreement, PDK initially agreed to purchase a total of 73,910 ounces of gold from the Company. The Company agreed to deliver ounces of gold produced from the Kiewit property to PDK. The Company would receive proceeds from PDK at the then current spot price less a discount specified in the Purchase Agreement. Prepayment was to be made in three tranches, with the initial tranche in the amount of $11,200,000 having been made upon execution of the Purchase Agreement on March 7, 2019 (the "Initial Funding"), $4,500,000 for Tranche 2 to occur at least six months following the Initial Funding date, and $5,500,000 for Tranche 3 to occur at least 10 months following the Initial Funding date, provided that all conditions precedent for funding Tranches 2 and 3 are met. From the Initial Funding, the Company paid an upfront fee of $600,000 to PDK for expenses incurred in connection with the transaction. The first gold delivery of 655 ounces is due December 2020.

The Purchase Agreement contains a participation payment whereby PDK receives a portion of the proceeds from gold sold by the Company to a third party. The amount of proceeds due to PDK is based upon a percentage of proceeds over a set gold price per ounce. In addition, PDK may reduce the required number of ounces to be sold in exchange for common shares of the Company. As security for the obligations of the Company under the Purchase Agreement, the Company has granted PDK a security interest in all of the assets of the Company and has issued and recorded a Leasehold Deed of Trust, Assignment of Leases, Rents, As Extracted Collateral and Contracts, Security Agreement and Fixture Filing. The Purchase Agreement contains representations and warranties, as well as affirmative and negative covenants customary to a transaction of this nature.

On October 31, 2019, the Company and PDK amended the Purchase Agreement and entered into the Amended Pre-Paid Forward Agreement (the "Amended Agreement") to adjust the second and third tranches paid to the Company, to reduce the total number of ounces of gold subject to the Purchase Agreement, and to revise other provisions therein. The second tranche was reduced from $4,500,000 to $1,600,000, and the third tranche was reduced from $5,500,000 to $1,400,000. The second tranche was received on October 31, 2019 upon execution of the Amended Agreement and the third tranche was received on December 27, 2019, with funds to be dedicated in accordance with the revised budget furnished with the Amended Agreement. The amendment also reduced the total number of ounces of gold to be delivered under the agreement from 73,910 to 47,045.

The prepayment has been accounted as deferred revenue and is presented as a prepaid forward gold contract liability on the balance sheet at December 31, 2019 with a total balance of $13,600,000 which is the $14,200,000 received from PDK in Tranches 1-3, less the $600,000 upfront fee paid by the Company.

Under the terms of the Amended Agreement, the Company is obligated to deliver gold in the following quantities:

Months	Gold Ounces per Month	Total Gold Ounces
December 2020	655	655
January 2021 to March 2021	896	2,688
April 2021 to March 2022	911	10,932
April 2022 to March 2023	1,396	16,752
April 2023 to December 2023	1,753	15,777
January 2024	241	241
		47,045

The Amended Agreement also altered the total amount that PDK may reduce the number of ounces of gold to be delivered under the Amended Agreement in exchange for common shares of the Company. Under the Amended Agreement, PDK may reduce the required number of ounces by up to 8,000 ounces in exchange for common shares of the Company.